Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of deposits [line items]
Total deposits	$ 1,210,053	$ 1,208,814
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	446,000	465,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	36,000	35,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	50,000	50,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 30,000	$ 30,000